Subsequent Event - Additional Information (Detail) (Settlement of Litigation, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 06, 2012
Settlement of Litigation
Loss contingency amount payable	$ 55,000
Loss contingency charges	$ (78,000)